Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Cost Method Investments [Abstract]
Summary of carrying value and change of the Company's investments
For the year ended December 31, 2017

Beginning Balance	$-
Investment made to Ling Ban	2,645,672
Investment made to Ling Ban Online	863,732
Translation adjustment	179,272
Ending Balance	$3,688,676